Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Loans and Borrowings, Measured at Amortized Cost

Loans and borrowings, measured at amortized cost, as of December 31, 2018 and 2017 are summarized as follows:

	Notes	December 31, 2018	December 31, 2017
Current:
Short–term borrowings and current portion of long–term debt		$589,366	$542,614
Current portion-bonds		37,376	29,458

		$626,742	$572,072

Non–current:
Long–term debt		$2,830,922	$2,600,450
Non current portion-bonds		549,916	579,591

		$3,380,838	$3,180,041

Schedule of Outstanding Obligations

Terms and conditions of the Group’s outstanding obligations for years ended December 31, 2018 and 2017 are as follows:

		December 31, 2018
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2019	5.81%	$130,858	$119,866
Long–term debt	2029	4.76%	5,249,987	3,300,422
Bonds–Colombia	2019	9.87%	81,966	28,147
Bonds– Luxembourg	2020	7.95%	550,000	559,145

Total			$6,012,811	$4,007,580

		December 31, 2017
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2018	3.96%	$85,387	$79,263
Long–term debt	2029	4.14%	4,699,338	3,063,801
Bonds–Colombia	2019	10.58%	89,266	59,808
Bonds– Luxembourg	2020	8.38%	550,000	549,241

Total			$5,423,991	$3,752,113

Summary of Detail of the Debt Balance

Below we present the detail of the debt balance by type of loan:

	December 31, 2018	December 31, 2017
Aircraft	$2,396,748	$2,288,605
Corporate	1,023,540	854,459
Bonds	587,292	609,049

	$4,007,580	$3,752,113

Schedule of senior notes outstanding and the corresponding balances

As of December 31, 2018 and 2017, the Senior Notes outstanding and the corresponding balances are as follows:

			Balance as of December 31,
Issuing entities	Original currency	Total placed in original currency	2018	2017
Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited	USD	550,000	$559,145	$549,241

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $375 million.

Notes offered:	$550,000 aggregate principal amount of 8.375% Senior Notes due 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date:	The Senior Notes will mature on May 10, 2020.

Summary of Bonds Issued and the Corresponding Balances

As of December 31, 2018 and 2017, bonds issued and the corresponding balances are as follows:

Issuing entity	Issue	Total placed in original currency (1)	Balance as of December 31,
			2018		2017
			Original currency (1)	In US Dollars	Original currency (1)	In US Dollars
Avianca	Series A	75,000	—	$—	—	$—

Avianca	Series B	158,630	—	—	—	—

Avianca	Series C	266,370	90,566	28,147	178,468	59,808

Total				$28,147		$59,808

(1)	Presentation of original currency in millions of Colombian pesos

Schedule of Future Payments on Long-term Debt

Future payments on long–term debt for the years ended December 31, 2018 and 2017 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2018	$469,500	$457,737	$529,125	$608,026	$1,236,034	$3,300,422

December 31, 2017	$463,351	$381,288	$412,839	$392,810	$1,413,513	$3,063,801

Schedule of Future Payments on Bonds

Future payments on bonds for the years ended December 31, 2018 and 2017 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2018	$37,376	$549,916	$—	$—	$—	$587,292

December 31, 2017	$29,458	$29,676	$549,915	$—	$—	$609,049

Schedule of Changes in Liabilities Derived from Financing Activities

Changes in liabilities derived from financing activities at December 31, 2018

	January 1, 2018	New acquisitions	New Leases (1)	Financial Cost (2)	Payments	Interest Payments	Foreign exchange movement	December 31, 2018
Current interest-bearing loans and borrowings (excluding items listed below)	$79,263	$68,866	$—	$5,556	$(27,691)	$(4,572)	$(1,556)	$119,866
Current portion of long-term credits (excluding items listed below)	463,351	—	—	141,337	(103,630)	(56,650)	25,092	469,500
Current Bonds	29,458	—	—	57,940	—	(51,044)	1,022	37,376
Non-current obligations under financial lease agreements and purchase agreements	2,600,450	234,774	427,751	23,063	(324,748)	(96,443)	(33,925)	2,830,922
Bonds	579,591	—	—	5,416	(27,404)	—	(7,687)	549,916

Total liabilities from financing activities	$3,752,113	$303,640	$427,751	$233,312	$ (483,473)	$(208,709)	$(17,054)	$4,007,580

(1)	Goods and equipment acquired during the period under finance lease; these movements have no effect on the statement of cash flows.
(2)

This column contains the value of the pending interest for the year ended to 2018 for $212,294 and the initial balance of interest payable related to the financial obligations of $ 21,018. In the year 2017 the interest caused was $ 183,332 and these were presented as accounts payable.

Changes in liabilities derived from financing activities at December 31, 2017

	January 1, 2017	New acquisitions	New Leases (1)	Payments	Foreign exchange movement	December 31, 2017
Current interest-bearing loans and borrowings (excluding items listed below)	$62,179	$39,492	$—	$(22,408)	$—	$79,263
Current portion of long-term credits (excluding items listed below)	314,970	207,562	—	(57,197)	(1,984)	463,351
Bonds	29,590	—	—	—	(132)	29,458
Non-current obligations under financial lease agreements and purchase agreements	2,259,459	263,306	340,568	(279,580)	16,697	2,600,450
Bonds	608,037	—	—	(28,910)	464	579,591

Total liabilities from financing activities	$3,274,235	$510,360	$340,568	$(388,095)	$15,045	$3,752,113

(1)	Goods and equipment acquired during the period under finance lease; these movements have no effect on the statement of cash flows.